Investments in Unconsolidated Real Estate Entities - Schedule of Preferred Equity Investments (Details) - Preferred Equity Investment - Corporate Joint Venture	12 Months Ended
Dec. 31, 2020 USD ($) numbreOfAcres
Real Estate [Line Items]
Total Commitment	$ 39,991,649
Amount Funded to Date	$ 27,580,148
Lector85
Real Estate [Line Items]
Number of units | numbreOfAcres	254
Preferred return (as a percent)	13.00%
Total Commitment	$ 9,900,000
Amount Funded to Date	$ 9,900,000
Investment, preferred return upon meeting certain criteria	10.00%
Vernon Boulevard
Real Estate [Line Items]
Number of units | numbreOfAcres	534
Preferred return (as a percent)	13.00%
Total Commitment	$ 15,000,000
Amount Funded to Date	$ 15,000,000
Riverfront Investment
Real Estate [Line Items]
Number of units | numbreOfAcres	285
Preferred return (as a percent)	16.00%
Total Commitment	$ 15,091,649
Amount Funded to Date	$ 2,680,148